Income Tax - Summary of Unrecognized Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 78,035	$ 70,529
Deferred tax asset	10,535	7,385
Other investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	34,873	34,873
Deferred tax asset	4,708	4,708
Other financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	21,722	19,705
Deferred tax asset	$ 3,139	$ 3,073